Expense Example {- Fidelity New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund Retail PRO-08 - Fidelity New York Municipal Income Fund - Fidelity New York Municipal Income Fund
Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579